Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We believe that cybersecurity is important to our operations and we recognize the importance of timely and appropriately assessing, preventing, identifying and managing risks associated with cybersecurity threats. Such risks include, among other things, potential operational risks, financial risks, intellectual property theft, fraud, extortion, harm to employees and clients, violation of privacy and other litigation and legal risks, and reputational risks.

We do not have a dedicated board committee solely focused on cybersecurity, and our senior management team has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our board of directors for consideration.

In the year ended June 30, 2025, we have not encountered any cybersecurity incidents which have affected or are reasonably likely to affect us, and we have not implemented any specific policies with respect to monitoring and managing cybersecurity threats. However, we intend to adopt cybersecurity processes, technologies and controls to aid in our efforts to assess, prevent, identify and manage such risks. We cannot assure that we will not encounter any material cybersecurity incidents in the future or that our business operations, financial position or results of operations will not be materially and adversely affected as a result. Since we do not currently implement a comprehensive cybersecurity risk management program, our efforts may not be adequate, and we may fail to accurately assess the severity of an incident, may not be sufficient to prevent or limit harm, or may fail to sufficiently remediate an incident in a timely fashion, any of which could harm our business, reputation, results of operations and financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business and Industry—We expect to rely heavily on information and technology to operate our existing and future products and services, and any cybersecurity incident or other disruption to our technology infrastructure could result in the loss of critical confidential information or adversely impact our reputation, business or results of operations.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

We do not have a dedicated board committee solely focused on cybersecurity, and our senior management team has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our board of directors for consideration.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business and Industry—We expect to rely heavily on information and technology to operate our existing and future products and services, and any cybersecurity incident or other disruption to our technology infrastructure could result in the loss of critical confidential information or adversely impact our reputation, business or results of operations.”

Cybersecurity Risk Board of Directors Oversight [Text Block]

The Board of Directors oversees the Company’s cybersecurity risks management and receives and reviews management reports on material cybersecurity risks and issues on an as-needed basis. In particular, the Board reviews and approves the cybersecurity-related disclosure in the periodic reports (including our annual reports on Form 20-F) of the Company.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our research and development (“R&D”) team has the primary responsibility for day-to-day assessment and management of cybersecurity risks. When cybersecurity incidents occur, our R&D team will collect the relevant information, prepare solutions to address the issues, and report the incidents to our management, which supervises our R&D team.